FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2011
Schedule Of Fair Value Of Financial Instruments [Abstract]
Schedule Of Fair Value of Financial Instruments
FAIR VALUE OF FINANCIAL INSTRUMENTS
(Dollars in millions)
	December 31, 2011		December 31, 2010
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
Sempra Energy Consolidated:
Investments in affordable housing partnerships(1)	$21	$48	$28	$58
Total long-term debt(2)	9,826	11,047	8,330	8,883
Due to unconsolidated affiliate(3)	―	―	2	2
Preferred stock of subsidiaries	99	106	179	166
SDG&E:
Total long-term debt(4)	$3,895	$4,288	$3,305	$3,300
Contingently redeemable preferred stock	79	86	79	78
SoCalGas:
Total long-term debt(5)	$1,313	$1,506	$1,566	$1,638
Preferred stock	22	23	22	21
(1)	We discuss our investments in affordable housing partnerships in Note 4.
(2)	Before reductions for unamortized discount (net of premium) of $16 million at December 31, 2011 and $22 million at December 31, 2010, and excluding capital leases of $204 million at December 31, 2011 and $221 million at December 31, 2010, and commercial paper classified as long-term debt of $400 million at December 31, 2011 and $800 million at December 31, 2010. We discuss our long-term debt in Note 5.
(3)	Note payable was extinguished due to the increase in our ownership of Chilquinta Energía to 100% in 2011.
(4)	Before reductions for unamortized discount of $11 million at December 31, 2011 and $9 million at December 31, 2010, and excluding capital leases of $193 million at December 31, 2011 and $202 million at December 31, 2010.
(5)	Before reductions for unamortized discount of $3 million at both December 31, 2011 and 2010, and excluding capital leases of $11 million at December 31, 2011 and $19 million at December 31, 2010.

Schedule Of Cash Collateral Not Offset With Derivative Instruments [Abstract]
Schedule Of Fair Value of Cash Collateral Receivables Not Offset on the Consolidated Balance Sheets
	December 31,
(Dollars in millions)	2011	2010
Sempra Energy Consolidated	$20	$32
SDG&E	10	25
SoCalGas	2	3

Schedule Of Recurring Fair Value Assets Liabilities [Abstract]
Schedule Of Recurring Fair Value Measures
RECURRING FAIR VALUE MEASURES ― SEMPRA ENERGY CONSOLIDATED
(Dollars in millions)
	At fair value as of December 31, 2011
								Collateral
		Level 1		Level 2		Level 3		Netted	Total
Assets:
Nuclear decommissioning trusts
Equity securities		$468	$	―	$	―	$	―	$468
Debt securities:
Debt securities issued by the U.S. Treasury and other
U.S. government corporations and agencies		92		78		―		―	170
Municipal bonds		―		77		―		―	77
Other securities		―		78		―		―	78
Total debt securities		92		233		―		―	325
Total nuclear decommissioning trusts(1)		560		233		―		―	793
Interest rate instruments		―		66		―		―	66
Commodity contracts subject to rate recovery		10		1		23		―	34
Commodity contracts not subject to rate recovery		15		35		―		(2)	48
Investments		5		―		―		―	5
Total		$590		$335		$23		$(2)	$946
Liabilities:
Interest rate instruments		$1		$124	$	―	$	―	$125
Commodity contracts subject to rate recovery		61		13		―		(61)	13
Commodity contracts not subject to rate recovery		1		52		―		(4)	49
Total		$63		$189	$	―		$(65)	$187

	At fair value as of December 31, 2010
								Collateral
		Level 1		Level 2		Level 3		netted	Total
Assets:
Nuclear decommissioning trusts
Equity securities		$460	$	―	$	―	$	―	$460
Debt securities:
Debt securities issued by the U.S. Treasury and other
U.S. government corporations and agencies		144		30		―		―	174
Municipal bonds		―		100		―		―	100
Other securities		―		25		―		―	25
Total debt securities		144		155		―		―	299
Total nuclear decommissioning trusts(1)		604		155		―		―	759
Interest rate instruments		―		34		―		―	34
Commodity contracts subject to rate recovery		25		1		2		―	28
Commodity contracts not subject to rate recovery		9		66		―		(22)	53
Investments		1		―		―		―	1
Total		$639		$256		$2		$(22)	$875
Liabilities:
Interest rate instruments	$	―		$82	$	―	$	―	$82
Commodity contracts subject to rate recovery		60		8		―		(60)	8
Commodity contracts not subject to rate recovery		―		67		―		―	67
Total		$60		$157	$	―		$(60)	$157
(1) Excludes cash balances and cash equivalents.

RECURRING FAIR VALUE MEASURES ― SDG&E
(Dollars in millions)
	At fair value as of December 31, 2011
								Collateral
		Level 1		Level 2		Level 3		netted	Total
Assets:
Nuclear decommissioning trusts
Equity securities		$468	$	―	$	―	$	―	$468
Debt securities:
Debt securities issued by the U.S. Treasury and other
U.S. government corporations and agencies		92		78		―		―	170
Municipal bonds		―		77		―		―	77
Other securities		―		78		―		―	78
Total debt securities		92		233		―		―	325
Total nuclear decommissioning trusts(1)		560		233		―		―	793
Commodity contracts subject to rate recovery		9		―		23		―	32
Commodity contracts not subject to rate recovery		1		―		―		―	1
Total		$570		$233		$23	$	―	$826

Liabilities:
Interest rate instruments	$	―		$81	$	―	$	―	$81
Commodity contracts subject to rate recovery		61		12		―		(61)	12
Total		$61		$93	$	―		$(61)	$93

	At fair value as of December 31, 2010
								Collateral
		Level 1		Level 2		Level 3		netted	Total
Assets:
Nuclear decommissioning trusts
Equity securities		$460	$	―	$	―	$	―	$460
Debt securities:
Debt securities issued by the U.S. Treasury and other
U.S. government corporations and agencies		144		30		―		―	174
Municipal bonds		―		100		―		―	100
Other securities		―		25		―		―	25
Total debt securities		144		155		―		―	299
Total nuclear decommissioning trusts(1)		604		155		―		―	759
Commodity contracts subject to rate recovery		24		―		2		―	26
Commodity contracts not subject to rate recovery		2		―		―		―	2
Total		$630		$155		$2	$	―	$787

Liabilities:
Interest rate instruments	$	―		$58	$	―	$	―	$58
Commodity contracts subject to rate recovery		60		2		―		(60)	2
Total		$60		$60	$	―		$(60)	$60
(1) Excludes cash balances and cash equivalents.

RECURRING FAIR VALUE MEASURES ― SOCALGAS
(Dollars in millions)
	At fair value as of December 31, 2011
							Collateral
		Level 1	Level 2		Level 3		netted	Total
Assets:
Commodity contracts subject to rate recovery		$1	$1	$	―	$	―	$2
Commodity contracts not subject to rate recovery		2	―		―		―	2
Total		$3	$1	$	―	$	―	$4

Liabilities:
Commodity contracts subject to rate recovery	$	―	$1	$	―	$	―	$1
Total	$	―	$1	$	―	$	―	$1

	At fair value as of December 31, 2010
							Collateral
		Level 1	Level 2		Level 3		netted	Total
Assets:
Interest rate instruments	$	―	$3	$	―	$	―	$3
Commodity contracts subject to rate recovery		1	1		―		―	2
Commodity contracts not subject to rate recovery		3	―		―		―	3
Total		$4	$4	$	―	$	―	$8

Schedule Of Recurring Fair Value Assets Liabilities Unobservable Input Reconciliation [Abstract]
Schedule Of Recurring Fair Value Measures Level 3 Rollforward
LEVEL 3 RECONCILIATIONS
(Dollars in millions)
	Years ended December 31,
	2011	2010	2009
Balance as of January 1	$2	$10	$27
Realized and unrealized gains (losses)	32	(16)	(31)
Allocated transmission instruments	7	8	15
Settlements	(18)	―	(1)
Balance as of December 31	$23	$2	$10
Change in unrealized gains or losses relating to
instruments still held at December 31	$17	$(9)	$(16)